Stock-Based Compensation - Nonvested Performance Shares and Performance Unit Awards and Changes (Detail) - Performance Shares [Member] shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Nonvested at beginning of period | shares	2,590
Number of Shares, Granted | shares	1,582
Number of Shares, Cancelled/forfeited | shares	(711)
Number of Shares, Nonvested at end of period | shares	3,461
Weighted Average Grant Date Fair Value, Nonvested at beginning of period | $ / shares	$ 6.71
Weighted-Average Grant Date Fair Value, Granted | $ / shares	3.22
Weighted Average Grant Date Fair Value, Cancelled/forfeited | $ / shares	10.22
Weighted Average Grant Date Fair Value, Nonvested at end of period | $ / shares	$ 4.39